Document and Entity Information	Apr. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2024
Entity File Number	000-56632
Entity Registrant Name	Fortress Net Lease REIT
Entity Central Index Key	0001966394
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	92-1937121
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	798-6100
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	None
Trading Symbol	None
Security Exchange Name	NONE